UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30,  2000

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer			New York, NY			August 3, 2000
Signature				City, State			Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total:	$ 147,128
						(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

												 						voting authority
							value		shares/		sh/		put/	invstmt		other
name of issuer		title of class	cusip		(x$1000)	prn amt		prn		call	dscretn		managers	 sole 	shared	none
-----------------	--------------	-------		-----------	----------	----------	----	-------		------------	 -----	-------	-------
ABERCROMBIE & FITCH 	common		002896207	338 	 	27,800 					X						27,800
AMERICA ONLINE INC.	common		02364j104	2,850 	 	54,100 					X						54,100
AMERICAN INTL. GROUP	common		02364j104 	1,891 	 	16,100 					X						16,100
AMGEN			common		031162100	1,113 	 	15,850 					X						15,850
ANADARKO PETE CORP.	common		032511107	3,974 	 	80,600 					X						80,600
ANHEUSER-BUSCH		common		035229103	4,234 	 	56,700 					X		 		3,000 		53,700
APACHE CORP.		common		037411105	1,343 	 	22,850 					X						22,850
APPLIED MATERIALS INC.	common		038222105	3,017 	 	33,300 					X						33,300
APPLIED POWER INC CL A	common		38225108	750 	 	22,400 					X						22,400
BANK OF NEW YORK	common		064057102	3,348 	 	72,000 					X						72,000
BAXTER INTERNATIONAL	common		071813109	232 	 	3,300 					X						3,300
BELLSOUTH CORP.		common		079860102	1,133 	 	26,600 					X		 		3,400 		23,200
BEST BUY		common		086516101	234 	 	3,700 					X				 		3,700
BP AMOCO		common		055622104	458 	 	8,104 					X				 		8,104
BRISTOL-MYERS SQUIBB	common		110122108	1,584 	 	27,200 					X		 		10,000 		17,200
BURLINGTON RESOURCES 	common		122014103	1,281 	 	33,500 					X		 		600 		32,900
CHASE MANHATTAN CORP.	common		16161A108	1,189 	 	25,825 					X				 		25,825
CISCO SYSTEMS INC.	common		17275R102	17,195 	 	270,528 				X		 		9,000 		261,528
CLEAR CHANNEL 		common		184502102	1,576 	 	21,018 					X				 		21,018
COASTAL CORP		common		190441105	949 	 	15,600 					X		 		1,800 		13,800
COCA COLA		common		191216100	735 	 	12,800 					X		 		8,000 		4,800
COMPAQ COMPUTER		common		204493100	244 	 	9,550 					X				 		9,550
COORS ADOLPH CO CLB	common		217016104	2,162 	 	35,750 					X				 		35,750
CORE LABORATORIES 	common		N22717107	1,265 	 	43,650 					X				 		43,650
COX COMMUNICATIONS 	conv pref	224044305	1,532 	 	24,950 					X				 		24,950
CVS AUTOMATIC (TRACES)	conv pref	126645209	277 	 	3,925 					X				 		3,925
CVS CORPORATION		common		126650100	2,738 	 	68,450 					X				 		68,450
DISNEY WALT PRODTNS.	common		254687106	628 	 	16,200 					X				 		16,200
EL PASO ENERGY CORP.	common		283905107	300 	 	5,890 					X		 		3,000 		2,890
EXXON MOBIL CORP.	common		30231g102	504 	 	6,424 					X				 		6,424
FLEETBOSTON FINANCIAL	common		339030108	1,412 	 	41,550 					X				 		41,550
FLEXTRONICS INTL	common		y2573f102	1,408 	 	20,500 					X				 		20,500
G T E CORP.		common		362320103	245 	 	3,950 					X		 		1,500 		2,450
GAP INC.		common		364760108	593 	 	19,000 					X				 		19,000
GENERAL ELECTRIC	common		369604103	7,967 	 	150,327 				X		 		16,200 		134,127
GENERAL MOTORS CL H	common		370442501	204 	 	2,326 					X				 		2,326
GEORGIA PAC PEPS 	conv pref	373298801	347 	 	10,850 					X				 		10,850
HAVERTY FURNITURE	common		419596101	895 	 	105,300 				X				 		105,300
HELMERICH & PAYNE INC.	common		423452101	3,386 	 	90,600 					X				 		90,600
INFINITY BROAD A	common		45662s102	1,016 	 	27,900 					X				 		27,900
INTEL CORP.		common		458140100	4,441 	 	33,225 					X				 		33,225
INTL. BUSINESS MACH	common		459200101	7,423 	 	67,752 					X		 		2,000 		65,752
JOHNSON & JOHNSON	common		478160104	550 	 	5,400 					X				 		5,400
KANSAS CITY SOUTHERN	common		485170104	221 	 	2,500 					X				 		2,500
KINDER MORGAN ENERGY	common		494550106	283 	 	7,105 					X				 		7,105
LUCENT TECHNOLOGIES	common		549463107	2,233 	 	37,700 					X				 		37,700
MELLON FINL CORP.	common		58551a108	331 	 	9,100 					X				 		9,100
MERCK & CO. INC.	common		589331107	5,853 	 	76,389 					X		 		7,200 		69,189
MICROSOFT		common		594918104	340 	 	4,250 					X		 		300 		3,950
MILLIPORE CORP		common		601073109	5,568 	 	73,882 					X		 		2,100 		71,782
NOBLE AFFILIATES	common		654894104	1,393 	 	37,400 					X				 		37,400
NORTHERN TRUST		common		665859104	520 	 	8,000 					X				 		8,000
PEPSICO INC.		common		713448108	444 	 	10,000 					X				 		10,000
PETROCHINA CO 		common		71646e100	2,830 	 	135,200 				X				 		135,200
PROCTER & GAMBLE	common		742718109	340 	 	5,950 					X				 		5,950
PURCHASESOFT INC.	common		746145101	29 	 	12,500 					X				 		12,500
RADIOSHACK CORP		common		750438103	246 	 	5,200 					X		 		1,100 		4,100
RF MICRO DEVICES	common		749941100	214 	 	2,452 					X				 		2,452
ROYAL DUTCH PTLM CO.	common		780257804	1,942 	 	31,550 					X		 		1,800 		29,750
SAFEWAY INC COM NEW	common		786514208	2,756 	 	61,250 					X		 		5,000 		56,250
SANTA FE INTERNATIONAL	common		g7805c108	1,953 	 	55,900 					X				 		55,900
SAP AG PFD ORD NPV 	common				337 	 	1,800 					X				 		1,800
SCHERING-PLOUGH CORP	common		806605101	343 	 	6,800 					X				 		6,800
SCHLUMBERGER		common		806857108	2,774 	 	37,175 					X				 		37,175
SEAGRAM CO		conv pref	811850205	497 	 	9,250 					X				 		9,250
SOLECTRON CORP.		common		834182107	3,772 	 	90,100 					X				 		90,100
SUN MICROSYSTEMS INC.	common		866810104	1,445 	 	15,900 					X				 		15,900
TELEFONOS DE MEX	common		879403780	3,059 	 	53,550 					X				 		53,550
TIDEWATER INC.		common		886423102	3,465 	 	96,250 					X				 		96,250
TIFFANY & CO. NEW	common		886547108	4,276 	 	63,350 					X						63,350
U S WEST INC NEW COM 	common		91273H101	286 	 	3,339 					X						3,339
USX MARATHON GROUP	common		902905827	2,023 	 	80,750 					X		 		4,000 		76,750
VODAFONE AIRTOUCH	common		92857t107	321 	 	7,750 					X				 		7,750
WAL MART STORES INC.	common		931142103	1,708 	 	29,650 					X				 		29,650
WASHINGTON GAS LT CO.	common		938837101	286 	 	11,900 					X		 		4,000 		7,900
WATERS CORPORATION	common		941848103	4,611 	 	36,950 					X				 		36,950
WELLS FARGO & CO.	common		949746101	1,131 	 	29,200 					X		 		2,700 		26,500
WILLIAMS COS INC.	common		969457100	337 	 	8,100 					X				 		8,100

